Commitments	12 Months Ended
Dec. 31, 2010
COMMITMENTS

11. COMMITMENTS

The following disclosures exclude any businesses classified as discontinued operations or held-for-sale.

OPERATING LEASES—As of December 31, 2010, the Company was obligated under long-term non-cancelable operating leases, primarily for certain transmission lines, office rental and site leases. Rental expense for lease commitments under these operating leases for the years ended December 31, 2010, 2009 and 2008 was $58 million, $62 million and $73 million, respectively.

The table below sets forth the future minimum lease commitments under these operating leases as of December 31, 2010 for 2011 through 2015 and thereafter:

December 31,		Future Commitments for Operating Leases
		(in millions)
2011	.	$56
2012	.	55
2013	.	56
2014	.	54
2015	.	50
Thereafter		647
Total		$918

CAPITAL LEASES—Several AES subsidiaries lease operating and office equipment and vehicles that are considered capital lease transactions. These capital leases are recognized in Property, Plant and Equipment within “Electric generation and distribution assets” and primarily relate to transmission lines at our subsidiaries in Brazil. The gross value of the leased assets as of December 31, 2010 and 2009 was $98 million and $106 million, respectively.

The following table summarizes the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2010 for 2011 through 2015 and thereafter:

December 31,		Future Minimum Lease Payments
		(in millions)
2011	.	$17
2012	.	14
2013	.	12
2014	.	11
2015	.	10
Thereafter		142
Total		$206
Less: Imputed interest		127
Present value of total minimum lease payments		$79

CONTRACTS—Operating subsidiaries of the Company have entered into contracts for the purchase of electricity from third parties that primarily include energy auction agreements at our Brazil subsidiaries with extended terms from 2011 through 2042 and in some cases are subject to variable quantities or prices. Purchases in the years ended December 31, 2010, 2009 and 2008 were approximately $2.4 billion, $2.1 billion and $1.5 billion, respectively.

The table below sets forth the future minimum commitments under these electricity purchase contracts at December 31, 2010 for 2011 through 2015 and thereafter:

December 31,		Future Commitments for Electricity Purchase Contracts
		(in millions)
2011	.	$3,055
2012	.	3,273
2013	.	2,845
2014	.	2,569
2015	.	2,642
Thereafter		37,776
Total		$52,160

Operating subsidiaries of the Company have entered into various long-term contracts for the purchase of fuel subject to termination only in certain limited circumstances and in some cases are subject to variable quantities or prices. Purchases in the years ended December 31, 2010, 2009 and 2008 were $1.8 billion, $1.3 billion and $1.1 billion, respectively.

The table below sets forth the future minimum commitments under these fuel contracts as of December 31, 2010 for 2011 through 2015 and thereafter:

December 31,		Future Commitments for Fuel Contracts
		(in millions)
2011	.	$1,530
2012	.	1,144
2013	.	733
2014	.	552
2015	.	454
Thereafter		4,391
Total		$8,804

The Company's subsidiaries have entered into other various long-term contracts. These contracts are mainly for construction projects, service and maintenance, transmission of electricity and other operation services. Payments under these contracts for the years ended December 31, 2010, 2009 and 2008 were $1.7 billion, $2.8 billion and $1.9 billion, respectively.

The table below sets forth the future minimum commitments under these other purchase contracts as of December 31, 2010 for 2011 through 2015 and thereafter:

December 31,		Future Commitments for Other Purchase Contracts
		(in millions)
2011	.	$1,628
2012	.	1,357
2013	.	1,246
2014	.	1,540
2015	.	1,212
Thereafter		14,057
Total		$21,040